Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 16, 2015

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED MARCH 1, 2015, OF CLEARBRIDGE GLOBAL GROWTH TRUST

Effective December 31, 2015, the following supplements, and to the extent inconsistent therewith supersedes, the information contained in the fund's Summary Prospectus and Prospectus:

The fund will be renamed ClearBridge International Growth Fund.

The following text replaces the section of the fund's Summary Prospectus and Prospectus titled "Principal Investment Strategies":

The fund normally invests primarily in common stocks of foreign companies that, in the portfolio managers' opinion, appear to offer above average growth potential and trade at a significant discount to the portfolio managers' assessment of their intrinsic value. Intrinsic value, according to the portfolio managers, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. The fund may invest in common stocks of foreign companies of any size located throughout the world. The portfolio managers consider foreign companies to include those organized, headquartered or with substantial operations outside of the United States. These companies may be located, or have substantial operations, in emerging markets, provided that the fund will not invest more than 10% of its net assets, at the time of purchase, in securities of companies domiciled in emerging markets. The fund's policy is to remain substantially invested in common stocks or securities convertible into or exchangeable for common stock. Any income realized will be incidental to the fund's objective.

The fund will change its benchmark as follows:

The fund will change its benchmark from the MSCI All Country World Index to the MSCI EAFE (Europe, Australasia, Far East) Index. The benchmark change is consistent with the fund's name and investment strategy changes as described above. The MSCI EAFE Index is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

ClearBridge Global Growth Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 16, 2015

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED MARCH 1, 2015, OF CLEARBRIDGE GLOBAL GROWTH TRUST

Effective December 31, 2015, the following supplements, and to the extent inconsistent therewith supersedes, the information contained in the fund's Summary Prospectus and Prospectus:

The fund will be renamed ClearBridge International Growth Fund.

The following text replaces the section of the fund's Summary Prospectus and Prospectus titled "Principal Investment Strategies":

The fund normally invests primarily in common stocks of foreign companies that, in the portfolio managers' opinion, appear to offer above average growth potential and trade at a significant discount to the portfolio managers' assessment of their intrinsic value. Intrinsic value, according to the portfolio managers, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. The fund may invest in common stocks of foreign companies of any size located throughout the world. The portfolio managers consider foreign companies to include those organized, headquartered or with substantial operations outside of the United States. These companies may be located, or have substantial operations, in emerging markets, provided that the fund will not invest more than 10% of its net assets, at the time of purchase, in securities of companies domiciled in emerging markets. The fund's policy is to remain substantially invested in common stocks or securities convertible into or exchangeable for common stock. Any income realized will be incidental to the fund's objective.

The fund will change its benchmark as follows:

The fund will change its benchmark from the MSCI All Country World Index to the MSCI EAFE (Europe, Australasia, Far East) Index. The benchmark change is consistent with the fund's name and investment strategy changes as described above. The MSCI EAFE Index is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.